UMB Retirement Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
UMB Retirement Master Trust
3.
UMB Retirement Master Trust

As of January 1, 2025, the UMB Retirement Master Trust (the Master Trust) was dissolved and the Plan no longer has an interest in the Master Trust. Prior to January 1, 2025, the assets of the Plan and the ESOP were combined into the Master Trust, a master trust established by the Company. Use of the Master Trust permits the commingling of Plan assets with the assets of the ESOP for investment and administrative purposes. At December 31, 2024, the Plan’s assets related to its share of the allocated net assets of the Master Trust. Although assets of both plans were commingled in the Master Trust, the Trustee maintained supporting records for the purpose of allocating investment income or loss to the participating plans. The net investment income or loss of the investment assets was allocated by the Trustee to each participating plan on a basis proportionate to the Plan’s share of net assets. All other activity was recorded in the Plan based on the elections of the individual participants in the Plan.

The following table presents the net assets of the Master Trust and the Plan’s interest in the net assets of the Master Trust at December 31, 2024:

	2024
	Master Trust	Plan's Interest in Master Trust
Investments, at fair value:
Mutual funds	$569,017,347	$569,017,347
UMB company stock	91,095,797	20,948,215
Money market funds	29,916,843	29,916,843
Collective investment trust	87,567,734	87,567,734
Total investments	777,597,721	707,450,139
Receivables:
Dividends receivable	322,230	72,755
Other	146	146
Total receivables	322,376	72,901
Cash	5,865	3,554
Net assets	$777,925,962	$707,526,594

Income of the Master Trust included net change in the fair value of investments and dividend and interest income. Net change in the fair value of its investments included the Master Trust's gains and losses on investments bought and sold, as well as held during the year.

The following is a summary of net investment income from the Master Trust for the year ended December 31, 2024:

2024
Dividend and interest income	27,854,007
Net appreciation in the fair value of investments	100,441,291
Total Master Trust net investment income	$128,295,298